SCHEDULE OF CONVERTIBLE NOTE PAYABLE (Details)		Jul. 02, 2021 USD ($) $ / shares	Apr. 09, 2021	Dec. 31, 2020 USD ($) $ / shares	Jun. 23, 2020 USD ($) d / TradingDays $ / shares	Mar. 12, 2020 USD ($) d / TradingDays	Sep. 30, 2021 USD ($)	Dec. 29, 2020 USD ($)	Sep. 23, 2020 USD ($)	Aug. 17, 2020 USD ($)	Aug. 06, 2020 USD ($)	Jul. 27, 2020 USD ($)	Dec. 31, 2019 USD ($)
Short-term Debt [Line Items]
Total				$ 10,762			$ 46,444
Debt instrument, interest rate		12.00%
Debt instrument, description			The Note accrued interest at 12% if paid within 60 days and thereafter 15% compounding monthly. The Note was convertible, in whole or in part, at any time and from time to time before maturity (June 9, 2021) at the option of the holder. The conversion price for the principal and interest in connection with voluntary conversions by the Holder was 60% multiplied by the Market Price (as defined herein)(representing a discount rate of 40%), subject to adjustment as described herein
Conversion price | $ / shares				$ 0.00906
Principal amount								$ 16,000	$ 24,000	$ 40,000	$ 7,000	$ 20,000
GPL Ventures LLC [Member]
Short-term Debt [Line Items]
Convertible promissory note					$ 100,000
Debt instrument, default interest rate					10.00%
Debt instrument, maturity date					Jun. 23, 2021
Debt instrument, description					The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Trading percentage					60.00%
Trading days | d / TradingDays					20
Conversion price | $ / shares					$ 0.01
Principal amount				$ 16,000
Interest expense debt				2,169
Labrys Fund LP [Member]
Short-term Debt [Line Items]
Convertible promissory note		$ 100,000
Debt instrument, default interest rate		12.00%
Debt instrument, maturity date		Jul. 02, 2022
Conversion price | $ / shares		$ 0.015
Principal amount							100,000
Armada Investment Fund L L C [Member]
Short-term Debt [Line Items]
Convertible promissory note						$ 23,000
Debt instrument, interest rate						8.00%
Debt instrument, default interest rate						18.00%
Debt instrument, maturity date						Jan. 13, 2021
Debt instrument, description						The Note was convertible, in whole or in part, at any time and from time to time before maturity (January 13, 2021) at the option of the holder at the Variable Conversion Price, which is equal to the lesser of (i) 60% multiplied by the lowest Trading Price during the previous twenty (20) Trading Days before the Issue Date of this Note (representing a discount rate of 40%) or (ii) 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). “Market Price” means the lowest Trading Price (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Trading percentage						60.00%
Trading days | d / TradingDays						20
Unsecured Convertible Promissory Note [Member] | GPL Ventures LLC [Member]
Short-term Debt [Line Items]
Total	[1]			10,762
Unsecured Convertible Promissory Note [Member] | Labrys Fund LP [Member]
Short-term Debt [Line Items]
Total	[2]						46,444
Unsecured Convertible Promissory Note [Member] | Armada Investment Fund L L C [Member]
Short-term Debt [Line Items]
Total
Net of unamortized debt discount				0									0
Unsecured Convertible Promissory Note One [Member] | GPL Ventures LLC [Member]
Short-term Debt [Line Items]
Total				10,762
Net of unamortized debt discount				5,238			$ 0						$ 0
Unsecured Convertible Promissory Note One [Member] | Labrys Fund LP [Member]
Short-term Debt [Line Items]
Total	[2]

[1]	On June 23, 2020, the Company issued GPL Ventures LLC (“GPL”) a Convertible Promissory Note (the “Note”) in the amount of One Hundred Thousand and NO/100 Dollars ($100,000). The Note was convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice (“Notice Shares”) will be equal to the Conversion Amount divided by the Conversion Price. “Trading Price” means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the “OTCBB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The “Valuation Period” shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder’s brokerage account, as reported by Holder (“Valuation Start Date”). The Note had a term of one (1) year and beared interest at 10% annually. The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of shares underlying the Note and the warrant and to have declared effective such Registration Statement (which occurred on July 13, 2020). In the event that the Company didn’t maintain the registration requirements provided for in the RRA, the Company was obligated to pay GPL certain payments for such failures. As of September 30, 2021, the note was paid in full.
[2]	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”) and issued Labrys a Promissory Note (the “Note”) in the amount of One Hundred Thousand and NO/100 Dollars ($100,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (July 2, 2022) at the option of the holder at the Conversion Price that shall equal $0.015. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Conversion Price is subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events. Holder shall be entitled to deduct $1,750.00 from the conversion amount in each Notice of Conversion to cover Holder’s fees associated with each Notice of Conversion. The Note has a term of one (1) year and bears interest at 12% annually. The transaction closed on July 2, 2021. As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 for a term of 5-years. On July 8, 2021, the Company issued Labrys 1,000,000 shares of common stock as Commitment Shares as per the terms of the SPA. As of September 30, 2021, $100,000 principal plus $2,959 interest were due.